Note 14 - Warrants (Details) - $ / shares	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017
Number Outstanding	23,740,290	26,533,624	714,045
Shares Issuable Upon Exercise	23,601,551
June 2016 Warrants
Exercise price (in Dollars per share)	$ 19.30
Number Outstanding	277,478	277,478	277,872
Expiry	Jun. 02, 2021
Shares Issuable Upon Exercise	138,739
October 2017 Warrants
Exercise price (in Dollars per share)	$ 12.50
Number Outstanding	181,818	181,818	181,818
Expiry	Oct. 13, 2020
Shares Issuable Upon Exercise	181,818
October 2017 Placement Agent Warrants
Exercise price (in Dollars per share)	$ 13.75
Number Outstanding	18,181
Expiry	Oct. 13, 2020
Shares Issuable Upon Exercise	18,181
March 2018 Warrants
Exercise price (in Dollars per share)	$ 6.00
Number Outstanding	291,666
Expiry	Mar. 16, 2021
Shares Issuable Upon Exercise	291,666
March 2018 Warrants
Exercise price (in Dollars per share)	$ 6.00
Number Outstanding	150,000
Expiry	Mar. 21, 2021
Shares Issuable Upon Exercise	150,000
March 2018 Placement Agent Warrants
Exercise price (in Dollars per share)	$ 7.50
Number Outstanding	29,166
Expiry	Mar. 16, 2021
Shares Issuable Upon Exercise	29,166
March 2018 Placement Agent Warrants
Exercise price (in Dollars per share)	$ 7.50
Number Outstanding	15,000
Expiry	Mar. 21, 2021
Shares Issuable Upon Exercise	15,000
2018 Firm Warrants
Exercise price (in Dollars per share)	$ 0.75
Number Outstanding	20,000,000
Expiry	Oct. 16, 2023
Shares Issuable Upon Exercise	20,000,000
2018 Pre-Funded Warrants
Exercise price (in Dollars per share)	$ 0.01
Number Outstanding	1,616,667	4,410,001	0
Expiry	Oct. 16, 2023
Shares Issuable Upon Exercise	1,616,667
October 2018 Placement Agent Warrants
Exercise price (in Dollars per share)	$ 0.9375
Number Outstanding	1,160,314	1,160,314	0
Expiry	Oct. 16, 2023
Shares Issuable Upon Exercise	1,160,314